Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	NUVEEN MULTISTATE TRUST IV
Prospectus Date	rr_ProspectusDate	Sep. 30, 2013
Supplement [Text Block]	nmst4_SupplementTextBlock

NUVEEN KENTUCKY MUNICIPAL BOND FUND

NUVEEN MISSOURI MUNICIPAL BOND FUND

SUPPLEMENT DATED OCTOBER 21, 2013

TO THE PROSPECTUS DATED SEPTEMBER 30, 2013

The following changes apply to Nuveen Kentucky Municipal Bond Fund and Nuveen Missouri Municipal Bond Fund (each referred to as the "Fund"):

Class B shares of the Fund will be converted to Class A shares of the Fund at the close of business on October 28, 2013. Therefore, Class B shares of the Fund will no longer be available through an exchange from other Nuveen Mutual Funds after that date.

Nuveen Kentucky Municipal Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nmst4_SupplementTextBlock

NUVEEN KENTUCKY MUNICIPAL BOND FUND

NUVEEN MISSOURI MUNICIPAL BOND FUND

SUPPLEMENT DATED OCTOBER 21, 2013

TO THE PROSPECTUS DATED SEPTEMBER 30, 2013

The following changes apply to Nuveen Kentucky Municipal Bond Fund and Nuveen Missouri Municipal Bond Fund (each referred to as the "Fund"):

Class B shares of the Fund will be converted to Class A shares of the Fund at the close of business on October 28, 2013. Therefore, Class B shares of the Fund will no longer be available through an exchange from other Nuveen Mutual Funds after that date.

Nuveen Missouri Municipal Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nmst4_SupplementTextBlock

NUVEEN KENTUCKY MUNICIPAL BOND FUND

NUVEEN MISSOURI MUNICIPAL BOND FUND

SUPPLEMENT DATED OCTOBER 21, 2013

TO THE PROSPECTUS DATED SEPTEMBER 30, 2013

The following changes apply to Nuveen Kentucky Municipal Bond Fund and Nuveen Missouri Municipal Bond Fund (each referred to as the "Fund"):

Class B shares of the Fund will be converted to Class A shares of the Fund at the close of business on October 28, 2013. Therefore, Class B shares of the Fund will no longer be available through an exchange from other Nuveen Mutual Funds after that date.